CDC IXIS INTERNATIONAL EQUITY FUND
               (formerly, Loomis Sayles International Equity Fund)
                                  (the "Fund")

 Supplement dated October 11, 2004 to CDC Nvest Equity Funds Classes A, B and C
       and Class Y Prospectus each dated February 1, 2004, each as may be supplemented from time to time

At a meeting held on September 21, 2004, the Board of Trustees (the "Board") of Loomis Sayles Funds II (the "Trust") approved matters related to a special meeting at which shareholders of the Fund will be asked to approve a new advisory agreement for the Fund with CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers") and a new subadvisory agreement for the Fund with Hansberger Global Investors, Inc. ("Hansberger") (collectively, the "New Agreements"). The special meeting will be held on January 6, 2005, and shareholders of record as of October 29, 2004 will be entitled to notice of and to vote at the meeting. A proxy statement with more information about the New Agreements and the shareholder meeting will be mailed to shareholders in late October.

Hansberger has been serving as subadviser to the Fund pursuant to an interim subadvisory agreement that became effective on August 26, 2004 and expires as of the close of business on January 21, 2005 (or sooner, if shareholders approve the New Agreements). During this interim period, Hansberger will manage the assets of the Fund according to the Fund's current investment goal and strategies, though Hansberger follows a different investment process than did Loomis, Sayles & Company, L.P., the predecessor adviser. In general, Hansberger seeks companies with the following characteristics, although not all of the companies will have these attributes: high secular growth; superior profitability; and medium to large capitalizations, although there are no limitations on the size of the companies in which the Fund may invest. In making investment decisions, Hansberger generally employs the following methods:

o Securities are selected on the basis of fundamental company-by-company analysis.
o In choosing equity instruments, Hansberger typically will focus on the market price of a company's securities relative to its evaluation of the company's long-term earnings and cash flow potential.
o In addition, a company's valuation measures, including but not limited to price-to-earnings ratio, will customarily be considered.
o Hansberger seeks to control portfolio risk through top down geographic and sector allocation.

Hansberger generally sells a security if its price target is met, the company's fundamentals change, or if the portfolio is fully invested and a better investment opportunity arises.

In order to conform the Fund's portfolio to its own investment style, Hansberger expects to sell a significant percentage of the Fund's portfolio securities and reinvest the sale proceeds in other securities. These transactions, some or all of which may occur before the special meeting of shareholders, will generate brokerage commission and other transaction costs, which will be material. These costs will be borne by the Fund. There may be additional costs to the Fund resulting from the impact of the transactions on the prices received and paid by the Fund for the securities being bought and sold. Such transactions also may cause the Fund to realize capital gains or losses.

Trevor Graham joins Thomas R.H. Tibbles, Barry A. Lockhart and Patrick Tan as co-portfolio manager of the Fund. Mr. Graham, Vice President - Research of Hansberger, joined the firm in 2004. Prior to joining Hansberger, he was an analyst at Phillips, Hager & North Investment Management Ltd. Mr. Graham received a Bachelor of Commerce Degree in International Finance from University of Victoria. He holds the designation of Chartered Financial Analyst and has over 8 years of investment management experience.



                                                                          (over)

At its September 21, 2004 meeting, the Board also approved certain changes to the goal, investment strategies, benchmark and name of the Fund, which will be effective on February 1, 2005 (assuming shareholder approval of the New Agreements). These changes, which are described below, do not require shareholder approval:



Current                                                  Changes effective as of February 1, 2005
------------------------------------------------- ------ ----------------------------------------------------
------------------------------------------------- ------ ----------------------------------------------------
Fund Name:                                               New Fund Name:
------------------------------------------------- ------ ----------------------------------------------------
------------------------------------------------- ------ ----------------------------------------------------
CDC IXIS International Equity Fund                       Hansberger Foreign Growth Fund

------------------------------------------------- ------ ----------------------------------------------------
------------------------------------------------- ------ ----------------------------------------------------
Investment Goal:                                         New Investment Goal:
------------------------------------------------- ------ ----------------------------------------------------
------------------------------------------------- ------ ----------------------------------------------------
The Fund seeks high total investment return              The Fund seeks high long-term total
return. through a combination of capital
appreciation and current income.

------------------------------------------------- ------ ----------------------------------------------------
------------------------------------------------- ------ ----------------------------------------------------
Investment Strategy:                                     New Investment Strategy:
------------------------------------------------- ------ ----------------------------------------------------
------------------------------------------------- ------ ----------------------------------------------------
Under normal market conditions, the Fund                 Under normal market conditions, the Fund will
invests at least 80% of its assets in equity             invest at least 80% of its assets in foreign
securities.  In accordance with applicable               equity securities, which it defines as securities
Securities and Exchange Commission                       of companies organized or headquartered outside of
requirements, the Fund will notify shareholders          the United States.  In accordance with applicable
prior to any change to such policy taking                Securities and Exchange Commission requirements,
effect.  The Fund invests primarily in common            the Fund will notify shareholders prior to any
stocks or other equity securities issued by              change to such policy taking effect.  The Fund
companies headquartered or organized outside             will invest in at least three different countries
the United States.  The Fund generally focuses           and expects to be invested in more than three
on stocks of larger companies, but the Fund may          countries, including countries considered to be
invest in securities issued by companies of any          emerging markets.
size and in securities of issuers located in
countries with emerging markets.

------------------------------------------------- ------ ----------------------------------------------------
------------------------------------------------- ------ ----------------------------------------------------
Benchmark:                                               New Benchmark:
------------------------------------------------- ------ ----------------------------------------------------
------------------------------------------------- ------ ----------------------------------------------------
Morgan Stanley Capital International Europe,             Morgan Stanley All Country World Ex U.S. Index
Australasia and Far East Index (which                    (which represents the performance of developed and
represents the performance of developed                  emerging markets, excluding the United States)
markets, excluding the United States and Canada)
------------------------------------------------- ------ ----------------------------------------------------


The Prospectuses, including without limitation the section "Goals, Strategies and Risks," are revised to reflect the changes set forth above.

If the New Agreements discussed above are not approved by shareholders, CDC IXIS Advisers and Hansberger will no longer serve as the Fund's investment adviser and subadviser, respectively. In that case, the Board will take such action as it deems appropriate under the circumstances.



                                                                      SP244-1004